Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Overview

In accordance with the “Pay Versus Performance” rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following information about the relationship between compensation actually paid to our executive officers and certain Company financial performance metrics for the fiscal years listed below using a methodology that has been prescribed by the SEC.

							Value of Initial Fixed
							$100 Investment
							Based On:
					Average
					Summary	Average				Adjusted
	Summary	Summary		Compensation	Compensation	Compensation				Earnings
	Compensation	Compensation	Compensation	Actually Paid	Table Total	Actually Paid	Total			per Share
Fiscal	Table Total for	Table Total for	Actually Paid	to Second	for Non-PEO	to Non-PEO	Shareholder	Peer Group	Company Net	(Adjusted
Year	First PEO[1]	Second PEO[2]	to First PEO[1,4]	PEO[2,4]	NEOs[3]	NEOs[3,4]	Return (TSR)	TSR[5]	Income	EPS)[6]
2024	$3,112,060	N/A	$ 4,065,021	N/A	$ 1,289,492	$ 1,874,523	$ 162.23	$ 220.60	$ 101,881,000	$ 4.18
2023	$3,647,641	$2,677,153	$ 4,225,234	$2,306,171	$ 1,434,053	$ 1,862,816	$ 130.97	$ 164.32	$ 92,545,000	$ 3.70
2022	N/A	$5,452,715	N/A	$5,361,519	$ 1,428,876	$ 1,405,968	$ 91.77	$ 126.99	$ 82,320,000	$ 3.21
2021	N/A	$4,161,742	N/A	$3,230,464	$ 1,039,962	$ 1,215,051	$ 95.91	$ 146.65	$ 63,496,000	$ 2.59

1	Bryan H. Sayler has served as the Company’s PEO (Principal Executive Officer) since the second quarter of fiscal 2023.

2	Victor L. Richey served as the Company’s PEO during fiscal 2021, fiscal 2022 and the first quarter of fiscal 2023.

3	The Company’s non-PEO executive officers for fiscal 2022 through 2024 were Christopher L. Tucker, Senior VP & CFO, and David M. Schatz, Senior VP, General Counsel & Secretary. In fiscal 2021, Mr. Tucker succeeded Gary E. Muenster as an executive officer, and Mr. Schatz succeeded Alyson S. Barclay as an executive officer. Accordingly, there were two persons serving as non-PEO executive officers at all times during these years.

4	The following amounts were deducted from or added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid to our principal executive officer (PEO) and the average Compensation Actually Paid to our non-PEO executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. In calculating the year-end fair values of equity awards, the assumptions made did not differ materially from the assumptions made in calculating the grant date fair values of such awards.

Adjustments to Determine Compensation Actually Paid to Current CEO (PEO 1)

Current CEO	2021	2022	2023	2024
SCT Total Compensation	N/A	N/A	$3,647,641	$3,112,060
Less Equity Award Values Reported in SCT	—	—	(1,492,717)	(1,651,551)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	—	—	1,700,271	2,006,282
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	325,125	622,595
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	0	0
Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	44,914	(24,366)
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	0	0
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	—	—	0	0
Compensation Actually Paid (CAP)	N/A	N/A	$4,225,234	$4,065,021

Adjustments to Determine Compensation Actually Paid to Former CEO (PEO 2)

Former CEO	2021	2022	2023	2024
SCT Total Compensation	$4,161,742	$5,452,715	$2,677,153	N/A
Less Equity Award Values Reported in SCT	(2,462,845)	(2,963,694)	(1,499,967)	—
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,714,174	2,813,301	0	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(182,607)	(159,075)	338,042	—
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	1,786,685	—
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	0	218,272	1,015,817	—
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	(2,011,558)	—
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	0	0	0	—
Compensation Actually Paid (CAP)	$3,230,464	$5,361,519	$2,306,171	N/A

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs

Average Compensation	2021	2022	2023	2024
SCT Total Compensation	$ 1,039,962	$ 1,428,876	$ 1,434,053	$ 1,289,492
Less Equity Award Values Reported in SCT	(257,270)	(543,430)	(576,795)	(493,819)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	179,064	517,034	645,518	599,886
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(23,168)	(15,413)	332,101	493,583
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	0	0
Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	276,464	18,900	27,940	(14,618)
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0	0
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid (CAP)	$ 1,215,051	$ 1,405,968	$ 1,862,816	$ 1,874,523

5	The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Industrials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 30, 2024. The comparison assumes $100 was invested for the period starting September 30, 2020 through the last day of the subsequent fiscal years, in the Company and in the S&P SmallCap 600 Industrials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

6	We determined Adjusted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and the other executive officers in 2024, as it was in 2023. Fiscal 2024 Adjusted EPS of $4.18 equaled GAAP diluted EPS of $3.94 excluding $0.24 per share of after-tax charges, as described in the Compensation Discussion and Analysis section of this Proxy Statement. This performance measure may not have been the most important financial performance measure for one or more of fiscal years 2021 through 2022 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	AdjustedEPS
Named Executive Officers, Footnote	Bryan H. Sayler has served as the Company’s PEO (Principal Executive Officer) since the second quarter of fiscal 2023.
2	Victor L. Richey served as the Company’s PEO during fiscal 2021, fiscal 2022 and the first quarter of fiscal 2023.
3	The Company’s non-PEO executive officers for fiscal 2022 through 2024 were Christopher L. Tucker, Senior VP & CFO, and David M. Schatz, Senior VP, General Counsel & Secretary. In fiscal 2021, Mr. Tucker succeeded Gary E. Muenster as an executive officer, and Mr. Schatz succeeded Alyson S. Barclay as an executive officer. Accordingly, there were two persons serving as non-PEO executive officers at all times during these years.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Industrials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 30, 2024. The comparison assumes $100 was invested for the period starting September 30, 2020 through the last day of the subsequent fiscal years, in the Company and in the S&P SmallCap 600 Industrials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 3,112,060
PEO Actually Paid Compensation Amount	$ 4,065,021
Adjustment To PEO Compensation, Footnote	The following amounts were deducted from or added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid to our principal executive officer (PEO) and the average Compensation Actually Paid to our non-PEO executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. In calculating the year-end fair values of equity awards, the assumptions made did not differ materially from the assumptions made in calculating the grant date fair values of such awards.

Adjustments to Determine Compensation Actually Paid to Current CEO (PEO 1)

Current CEO	2021	2022	2023	2024
SCT Total Compensation	N/A	N/A	$3,647,641	$3,112,060
Less Equity Award Values Reported in SCT	—	—	(1,492,717)	(1,651,551)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	—	—	1,700,271	2,006,282
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	325,125	622,595
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	0	0
Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	44,914	(24,366)
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	0	0
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	—	—	0	0
Compensation Actually Paid (CAP)	N/A	N/A	$4,225,234	$4,065,021

Adjustments to Determine Compensation Actually Paid to Former CEO (PEO 2)

	Former CEO 2021 2022 20232024SCT Total Compensation$4,161,742$5,452,715$2,677,153N/ALess Equity Award Values Reported in SCT (2,462,845) (2,963,694) (1,499,967)—Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year 1,714,174 2,813,301 0—Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (182,607) (159,075) 338,042—Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year 0 0 1,786,685—Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year 0 218,272 1,015,817—Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year 0 0 (2,011,558)—Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year 0 0 0—Compensation Actually Paid (CAP)$3,230,464$5,361,519$2,306,171
Non-PEO NEO Average Total Compensation Amount	$ 1,289,492	$ 1,434,053	$ 1,428,876	$ 1,039,962
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,874,523	1,862,816	1,405,968	1,215,051
Adjustment to Non-PEO NEO Compensation Footnote	The following amounts were deducted from or added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid to our principal executive officer (PEO) and the average Compensation Actually Paid to our non-PEO executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. In calculating the year-end fair values of equity awards, the assumptions made did not differ materially from the assumptions made in calculating the grant date fair values of such awards.

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs

	Average Compensation2021202220232024SCT Total Compensation$ 1,039,962$ 1,428,876$ 1,434,053$ 1,289,492Less Equity Award Values Reported in SCT(257,270)(543,430)(576,795)(493,819)Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year179,064517,034645,518599,886Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(23,168)(15,413)332,101493,583Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year0000Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year276,46418,90027,940(14,618)Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year0000Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year$0$0$0$0Compensation Actually Paid (CAP)$ 1,215,051$ 1,405,968$ 1,862,816
Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EPS
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking 2024 Compensation Actually Paid to our PEO and the non-PEO NEOs to Company performance, due to their use in the PCP and the PSU awards. More information about each of these measures, including why the Company uses these measures and how they are calculated with respect to applicable compensation plans, is included in the Compensation Discussion and Analysis section of this Proxy Statement. The measures in this table are not ranked.

Adjusted EPS
Adjusted Cash Flow from Operating Activities
EBITDA
Return on Invested Capital (ROIC)
Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 162.23	130.97	91.77	95.91
Peer Group Total Shareholder Return Amount	220.6	164.32	126.99	146.65
Net Income (Loss)	$ 101,881,000	$ 92,545,000	$ 82,320,000	$ 63,496,000
Company Selected Measure Amount	4.18	3.7	3.21	2.59
PEO Name	Bryan H. Sayler
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	We determined Adjusted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and the other executive officers in 2024, as it was in 2023. Fiscal 2024 Adjusted EPS of $4.18 equaled GAAP diluted EPS of $3.94 excluding $0.24 per share of after-tax charges, as described in the Compensation Discussion and Analysis section of this Proxy Statement. This performance measure may not have been the most important financial performance measure for one or more of fiscal years 2021 through 2022 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Cash Flow from Operating Activities
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Bryan H. Sayler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,112,060	$ 3,647,641
PEO Actually Paid Compensation Amount	4,065,021	4,225,234
Victor L. Richey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,677,153	$ 5,452,715	$ 4,161,742
PEO Actually Paid Compensation Amount		2,306,171	5,361,519	3,230,464
PEO | Bryan H. Sayler [Member] | Equity Award Values Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,651,551)	(1,492,717)	0	0
PEO | Bryan H. Sayler [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,006,282	1,700,271	0	0
PEO | Bryan H. Sayler [Member] | Change In Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	622,595	325,125	0	0
PEO | Bryan H. Sayler [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Bryan H. Sayler [Member] | Change In Fair Value as Of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,366)	44,914	0	0
PEO | Bryan H. Sayler [Member] | Fair Value as Of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Bryan H. Sayler [Member] | Plus Dividends or Other Earnings Paid on Stock Awards in The Fiscal Year Prior to The VestingDate That are not Otherwise Included in The Total Compensation For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Victor L. Richey [Member] | Equity Award Values Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,499,967)	(2,963,694)	(2,462,845)
PEO | Victor L. Richey [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,813,301	1,714,174
PEO | Victor L. Richey [Member] | Change In Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	338,042	(159,075)	(182,607)
PEO | Victor L. Richey [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,786,685	0	0
PEO | Victor L. Richey [Member] | Change In Fair Value as Of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,015,817	218,272	0
PEO | Victor L. Richey [Member] | Fair Value as Of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,011,558)	0	0
PEO | Victor L. Richey [Member] | Plus Dividends or Other Earnings Paid on Stock Awards in The Fiscal Year Prior to The VestingDate That are not Otherwise Included in The Total Compensation For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Award Values Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(493,819)	(576,795)	(543,430)	(257,270)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	599,886	645,518	517,034	179,064
Non-PEO NEO | Change In Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	493,583	332,101	(15,413)	(23,168)
Non-PEO NEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Fair Value as Of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,618)	27,940	18,900	276,464
Non-PEO NEO | Fair Value as Of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Plus Dividends or Other Earnings Paid on Stock Awards in The Fiscal Year Prior to The VestingDate That are not Otherwise Included in The Total Compensation For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0